Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
25.	SUBSEQUENT EVENTS
Secondary Offering
—During April 2022, certain existing shareholders completed a secondary offering where the selling shareholders sold 20,000,000 shares of common stock at a price to the public of $9.70 per share. In addition, the selling shareholders granted the underwriters a
30-day
option to purchase up to an additional 3,000,000 shares of the Company’s common stock at the same per share price. The Company did not receive any of the proceeds from the sale of the shares by the existing stockholders. In connection with the offering, the Company incurred costs of $0.9 million during the three months ended March 31, 2022, included within general and administrative expenses on the condensed consolidated statement of operations and comprehensive income (loss).

29.	SUBSEQUENT EVENTS
Gain on Investment
—During February 2022, the Company received
cash proceeds of $3.9 million in exchange for its equity interest in an investee as a result of the acquisition of the investee. The Company had been accounting for its investment using the cost method and recognized a gain of $3.6 million upon receipt of the cash. The investment’s carrying value was $0.3 million and included within other assets on the accompanying consolidated balance sheets at December 31, 2021 and 2020. The Company no longer has any ownership interest in the investee.
Business Acquisition
— On February 8, 2022, the Company completed its acquisition of Safekeep, Inc. (“Safekeep”), a privately held company that applies AI to support the digitization of subrogation claims for insurers. Leveraging Safekeep’s
AI-enabled
subrogation solutions, the acquisition will broaden the Company’s portfolio of cloud-based solutions available to its insurance customers.
In exchange for all the outstanding shares of Safekeep, the Company paid total consideration of $31.9 million upon closing, subject to adjustment for certain post-closing indemnities.
As additional consideration for the shares, the acquisition agreement includes a contingent earn-out
for additional cash consideration based on the achievement of certain revenue targets during the year ending December 31, 2024.
The initial accounting for the acquisition of Safekeep, including the estimated fair value of the assets acquired, liabilities assumed and contingent earn-out
consideration, is incomplete as a result of the proximity of the acquisition date to the date these financial statements were issued.